Stock Based Compensation (Detail Textuals) - shares	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares, outstanding	23,588,031	22,802,778	9,436,294
2011 Equity Incentive Plan | Officers, Employees, Consultants and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	1,159,420	1,159,420
Common stock, shares, outstanding		247,309
Number of shares available for grant	243,774